Schedule I Financial Statements of Cleco Corporation, Condensed Statements of Income (Details) - USD ($) $ in Thousands		3 Months Ended									9 Months Ended		12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Apr. 12, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Operating expenses [Abstract]
Merger transaction costs												$ 174,696
Total operating expenses												816,714
Operating income (loss)		$ 53,299	$ 93,143	$ (110,148)								36,291
Other income												3,350
Other expense												(1,385)
(Loss) income before income taxes												(46,935)
Federal and state income tax benefit												(22,822)
Net (loss) income		$ 18,180	$ 39,621	$ (81,914)							$ (24,113)	(24,113)
Successor [Member] | Cleco Holdings [Member]
Operating expenses [Abstract]
Administrative and general												375
Merger transaction costs												23,211
Other operating expense												(382)
Total operating expenses												23,204
Operating income (loss)												(23,204)
Equity income from subsidiaries, net of tax												9,357
Interest, net												(35,151)
Other income												1,948
Other expense												0
(Loss) income before income taxes												(47,050)
Federal and state income tax benefit												(22,937)
Net (loss) income												$ (24,113)
Predecessor [Member]
Operating expenses [Abstract]
Merger transaction costs					$ 34,912								$ 4,591	$ 17,848
Total operating expenses					279,507								922,063	983,453
Operating income (loss)	$ (29,832)				20,363	$ 50,192	$ 52,162	$ 102,572	$ 69,884	$ 62,722			287,339	286,032
Other income					870								1,443	4,790
Other expense					(590)								(3,376)	(2,509)
(Loss) income before income taxes					(492)								211,373	221,855
Federal and state income tax benefit					3,468								77,704	67,116
Net (loss) income	$ (23,328)				(3,960)	$ 19,368	$ 21,850	$ 54,663	$ 30,234	$ 26,922			133,669	154,739
Predecessor [Member] | Cleco Holdings [Member]
Operating expenses [Abstract]
Administrative and general					319								1,891	1,534
Merger transaction costs					34,912								4,591	17,848
Other operating expense					624								490	178
Total operating expenses					35,855								6,972	19,560
Operating income (loss)					(35,855)								(6,972)	(19,560)
Equity income from subsidiaries, net of tax					21,789								141,636	162,331
Interest, net					(286)								(1,731)	(303)
Other income					702								17	2,457
Other expense					0								(1,142)	(158)
(Loss) income before income taxes					(13,650)								131,808	144,767
Federal and state income tax benefit					(9,690)								(1,861)	(9,972)
Net (loss) income					$ (3,960)								$ 133,669	$ 154,739